Derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition
The following table provides information on the carrying amount and fair value of the transferred assets that did not qualify for derecognition, and their associated liabilities.

	As at
	October 31, 2025				October 31, 2024

(Millions of Canadian dollars)	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total
Carrying amount of transferred assets that do not qualify for derecognition	$28,604	$276,163	$13,353	$318,120	$33,101	$291,543	$13,778	$338,422
Carrying amount of associated liabilities	27,900	276,163	13,353	317,416	31,522	291,543	13,778	336,843
Fair value of transferred assets	$28,137	$276,163	$13,353	$317,653	$31,760	$291,543	$13,778	$337,081
Fair value of associated liabilities	28,275	276,163	13,353	317,791	31,445	291,543	13,778	336,766
Fair value of net position	$(138)	$–	$–	$(138)	$315	$–	$–	$315

(1)	Includes Canadian residential mortgage loans transferred primarily to Canada Housing Trust at the initial securitization and other permitted investments used for funding requirements after the initial securitization, as well as Canadian residential mortgages transferred into the RBC Indigo Mortgage Fund.
(2)	CMB investors have legal recourse only to the transferred assets, and do not have recourse to our general assets.
(3)	Does not include over-collateralization of assets pledged.